Provisions - Summary of Provisions for Termination Benefits (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Disclosure of other provisions [line items]
Beginning balance	$ 2,867
Additions	704
Amounts used during the period	0
Reversals	0
OCI	100
Ending balance	3,671
Non current provisions beginning balance	2,390
Non current provisions additions	163
Non current provisions Amounts used during period	0
Non current provisions Reversals	0
Non current provisions OCI	88
Non current provisions Ending balance	2,641
Current provisions beginning balance	477
Current provisions additions	541
Current provisions Amounts used during period	0
Current provisions Reversals	0
Current provisions OCI	11
Current provisions Ending balance	1,029
Employee litigation and severance, Beginning balance	234
Employee litigation and severance, Additions	50
Employee litigation and severance, Amounts used during the period	0
Employee litigation and severance, Reversals	0
Employee litigation and severance, OCI	4
Employee litigation and severance, Ending balance	288
Commercial litigation [member]
Disclosure of other provisions [line items]
Commercial litigation, Beginning balance	243
Commercial litigation, Additions	491
Commercial litigation, Amounts used during the period	0
Commercial litigation, Reversals	0
Commercial litigation, OCI	7
Commercial litigation, Ending balance	741
Pension [member]
Disclosure of other provisions [line items]
Beginning balance	2,390
Pension, Additions	163
Pension, Amounts used during the period	0
Pension, Reversals	0
OCI	88
Ending balance	$ 2,641